Fair Value Measurements - Schedule of Changes in Level 3 Liabilities Measured at Fair Value (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025
Schedule of Changes in Level 3 Liabilities Measured at Fair Value [Abstract]
Balance	$ 44,392
Change in fair value - Capitalized Implementation Costs	41,331	35,340	30,946
Change in fair value - Software Expense	30,946	9,052
Settlement of Stock-Based Compensation Liability	(116,669)
Balance		$ 44,392